Investment in Securities	12 Months Ended
Mar. 31, 2019
Investments Schedule [Abstract]
Investment in Securities

11. Investment in Securities

Investment in securities as of March 31, 2018 consists of the following:

Millions of yen
2018
Trading securities*	¥422,053
Available-for-sale securities	1,015,477
Held-to-maturity securities	113,891
Other securities	178,034

Total	¥1,729,455

*	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities was ¥403,797 million as of March 31, 2018.

Gains and losses realized from the sale of trading securities and net unrealized holding gains (losses) on trading securities are included in gains on investment securities and dividends and life insurance premiums and related investment income. For further information, see Note 24 “Gains on Investment Securities and Dividends” and Note 25 “Life Insurance Operations.” Net unrealized holding gains (losses) on trading securities held as of March 31, 2017 and 2018 were gains of ¥19,049 million and ¥14,497 million for fiscal 2017 and 2018, respectively.

During fiscal 2017 and 2018, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥549,865 million and ¥456,270 million, respectively, resulting in gross realized gains of ¥33,804 million and ¥31,312 million, respectively, and gross realized losses of ¥3,103 million and ¥596 million, respectively. The cost of the securities sold was based on the average cost of each issue of securities held at the time of the sale.

Other securities consist mainly of non-marketable equity securities and preferred equity securities carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share. The aggregate carrying amount of other securities accounted for under the cost method totaled ¥27,334 million as of March 31, 2018. Investments with an aggregate cost of ¥27,260 million were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had a significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2018, these investments were fair valued at ¥719 million.

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2018, these investments were fair valued at ¥8,882 million.

A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the equity securities and the derivatives used to reduce the risks of fluctuations in market prices of these equity securities and exchange rates. As of March 31, 2018, these equity securities were fair valued at ¥22,365 million.

Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2018, these investments were fair valued at ¥5,665 million.

Investment in securities as of March 31, 2019 consists of the following:

Millions of yen
2019
Equity securities*	¥549,047
Trading debt securities	1,564
Available-for-sale debt securities	1,264,244
Held-to-maturity debt securities	114,061

Total	¥1,928,916

*

The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities was ¥324,220 million as of March 31, 2019. The amount of investment funds that are accounted for under the equity method included in equity securities was ¥75,923 million as of March 31, 2019. The amount of investment funds elected for the fair value option included in equity securities was ¥5,811 million as of March 31, 2019.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 24 “Gains on Investment Securities and Dividends” and Note 25 “Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of March 31, 2019 were losses of ¥56 million for fiscal 2019, which did not include net unrealized holding gains (losses) on the both investment funds above mentioned.

Equity securities include non-marketable equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities. The following table provides information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2019 and for fiscal 2019.

	Millions of yen
	March 31, 2019			2019
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,431	¥(1,688)	¥18	¥(159)	¥18

Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of March 31, 2019 were gains of ¥156 million for fiscal 2019.

During fiscal 2019, the Company and its subsidiaries sold available-for-sale debt securities for aggregate proceeds of ¥221,824 million, resulting in gross realized gains of ¥5,134 million and gross realized losses of ¥101 million. The cost of the debt securities sold was based on the average cost of each issue of securities held at the time of the sale.

Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2019, these investments were fair valued at ¥5,811 million.

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2019, these investments were fair valued at ¥420 million.

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2019, these investments were fair valued at ¥21,136 million.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2018 are as follows:

March 31, 2018

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale securities:
Japanese and foreign government bond securities	¥271,866	¥11,383	¥(7,439)	¥275,810
Japanese prefectural and foreign municipal bond securities	160,549	3,247	(560)	163,236
Corporate debt securities	368,106	2,974	(4,605)	366,475
CMBS and RMBS in the Americas	72,793	2,543	(1,160)	74,176
Other asset-backed securities and debt securities	78,828	3,420	(66)	82,182
Equity securities	49,971	5,653	(2,026)	53,598

	1,002,113	29,220	(15,856)	1,015,477

Held-to-maturity securities:
Japanese government bond securities and other	113,891	26,933	0	140,824

	¥1,116,004	¥56,153	¥(15,856)	¥1,156,301

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale debt securities and held-to-maturity debt securities in each major security type as of March 31, 2019 are as follows:

March 31, 2019

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥416,218	¥20,133	¥(5,500)	¥430,851
Japanese prefectural and foreign municipal bond securities	189,792	3,749	(236)	193,305
Corporate debt securities	485,156	5,205	(2,364)	487,997
CMBS and RMBS in the Americas	59,954	2,566	(1,041)	61,479
Other asset-backed securities and debt securities	88,620	3,381	(1,389)	90,612

	1,239,740	35,034	(10,530)	1,264,244

Held-to-maturity debt securities:
Japanese government bond securities and other	114,061	30,265	0	144,326

	¥1,353,801	¥65,299	¥(10,530)	¥1,408,570

The following table provides information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2018:

March 31, 2018

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale securities:
Japanese and foreign government bond securities	¥72,523	¥(5,599)	¥27,458	¥(1,840)	¥99,981	¥(7,439)
Japanese prefectural and foreign municipal bond securities	17,208	(125)	19,479	(435)	36,687	(560)
Corporate debt securities	90,216	(2,011)	89,573	(2,594)	179,789	(4,605)
CMBS and RMBS in the Americas	12,798	(359)	7,065	(801)	19,863	(1,160)
Other asset-backed securities and debt securities	4,623	(56)	774	(10)	5,397	(66)
Equity securities	6,505	(247)	6,914	(1,779)	13,419	(2,026)

	¥203,873	¥(8,397)	¥151,263	¥(7,459)	¥355,136	¥(15,856)

The following table provides information about available-for-sale debt securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2019:

March 31, 2019

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥51,551	¥(1,119)	¥98,830	¥(4,381)	¥150,381	¥(5,500)
Japanese prefectural and foreign municipal bond securities	1,329	(35)	4,510	(201)	5,839	(236)
Corporate debt securities	9,156	(18)	68,924	(2,346)	78,080	(2,364)
CMBS and RMBS in the Americas	10,194	(362)	7,147	(679)	17,341	(1,041)
Other asset-backed securities and debt securities	10,253	(411)	28,748	(978)	39,001	(1,389)

	¥82,483	¥(1,945)	¥208,159	¥(8,585)	¥290,642	¥(10,530)

The number of investment securities that were in an unrealized loss position as of March 31, 2018 and 2019 were 320 and 199, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about their collectability. The Company and its subsidiaries do not consider a debt security to be other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider a debt security to be other-than-temporarily impaired if any of the above mentioned three conditions are not met.

Debt securities with unrealized loss position mainly include foreign government bond securities and corporate debt securities in Japan and overseas.

The unrealized loss associated with government bond securities and corporate debt securities are primarily due to changes in the market interest rate and risk premium. Considering all available information to assess the collectability of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2019.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Total other-than-temporary impairment losses	¥6,608	¥1,246	¥1,359
Portion of loss recognized in other comprehensive income (before taxes)	0	0	(136)

Net impairment losses recognized in earnings	¥6,608	¥1,246	¥1,223

Total other-than-temporary impairment losses for fiscal 2017 were related to equity securities and other securities. Total other-than-temporary impairment losses for fiscal 2018 were related to equity securities, other securities and debt securities. Total other-than-temporary impairment losses for fiscal 2019 were related to debt securities.

During fiscal 2018 and 2019, other-than-temporary impairment losses related to debt securities are recognized mainly on certain foreign municipal bond securities and certain other asset-backed securities. These securities have experienced credit losses due to deterioration in utilization rates and a decline in value of the underlying assets. The credit loss assessment is made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed securities, that were estimated based on a number of assumptions such as seniority of the security. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.

Other-than-temporary impairments related to the non-credit losses recognized in other comprehensive income (loss) were related to CMBS and RMBS in the Americas and foreign municipal bond securities. These impairments included the amount of unrealized gains or losses for the changes in fair value of the debt securities after recognition of other-than-temporary impairments in earnings. Gross unrealized gains and gross unrealized losses recorded in accumulated other comprehensive income (loss) as of March 31, 2018 and 2019 are as follows:

	Millions of yen
	March 31, 2018		March 31, 2019
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Before taxes	¥42	¥0	¥0	¥0
Net of taxes	¥33	¥0	¥0	¥0

For debt securities held as of March 31, 2017, 2018 and 2019, roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Beginning	¥1,413	¥1,220	¥1,021
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	0	0	1,103
Reduction during the period:
For securities sold or redeemed	(171)	0	(22)
Due to change in intent to sell or requirement to sell	(22)	(199)	0

Ending	¥1,220	¥1,021	¥2,102

The following is a summary of the contractual maturities of available-for-sale debt securities and held-to-maturity debt securities held as of March 31, 2019:

Available-for-sale debt securities held as of March 31, 2019:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥64,120	¥64,381
Due after one to five years	205,377	207,630
Due after five to ten years	558,592	555,858
Due after ten years	411,651	436,375

	¥1,239,740	¥1,264,244

Held-to-maturity debt securities held as of March 31, 2019:

	Millions of yen
	Amortized cost	Fair value
Due after five to ten years	¥3,983	¥4,808
Due after ten years	110,078	139,518

	¥114,061	¥144,326

Debt securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.

Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.

Included in finance revenues in the consolidated statements of income is interest income on investment securities of ¥14,031 million, ¥15,756 million and ¥14,745 million for fiscal 2017, 2018 and 2019, respectively.

A certain foreign subsidiary acquired debt securities with evidence of deterioration of credit quality at the time of acquisition, and it was not probable the subsidiary was able to recover all contractual amounts of those debt securities. The subsidiary determined the expected future cash flows taking into account historical cash collections for debt securities with similar characteristics as well as expected prepayments and the amount and the timing of undiscounted expected principal, interest and other cash flows for each pool of debt securities. Accretable yield represents the excess of expected future cash flows over carrying value of the debt securities, which is recognized as interest income over the remaining life of the debt securities. For a debt security for which the fair value is less than the amortized cost basis, the subsidiary estimates the present value of cash flows expected to be collected from the security and compares it with the amortized cost basis of the security to determine whether a credit loss exists. If, based on current information and events, the subsidiary determines a credit loss exists for that security, an other-than-temporary impairment is considered to have occurred. For a debt security for which an other-than-temporary impairment is considered to have occurred, the subsidiary recognizes the entire difference between the amortized cost and the fair value in earnings if the subsidiary intends to sell the debt security or it is more likely than not that the subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the subsidiary does not intend to sell the debt security and it is not more likely than not that the subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the subsidiary separates the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes. The carrying amounts and the nominal value of debt securities acquired with evidence of deterioration of credit quality were ¥17 million and ¥337 million as of March 31, 2018. The outstanding balance of accretable yield was ¥298 million as of March 31, 2018. In addition, there was no such debt security as of March 31, 2019.